Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Certain risks and concentration
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ 69,508	$ (13,362)	$ (31,988)
VIEs
Certain risks and concentration
Purchases of goods and services from group companies	(29,738)
Other operating activities with external parties	54,684	24,945	(13,423)
Net cash (used in)/generated from operating activities	24,946	24,945	(13,423)
Loans to group companies			(6,329)
Repayment of loans from group companies			502
Other investing activities with external parties	(8,801)	(19,417)	(9,160)
Net cash used in investing activities	(8,801)	(19,417)	(14,987)
Loans from group companies	25,580	23,527	2,542
Repayment of loans to group companies	(10,830)	(24,425)	(4,300)
Other financing activities with external parties	13,388	(223)	7,154
Net cash generated from/(used in) financing activities	28,138	(1,121)	5,396
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ 44,283	$ 4,407	$ (23,014)